(Loss)/Earnings Per Share - Summary of Earnings per Share (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [line items]
Issued ordinary shares at January 1	15,329,000,000	12,267,000,000	12,267,000,000
Effect of issuance of shares	872,000,000	1,790,000,000	0
Weighted average number of ordinary shares outstanding	16,201,129,384	14,056,887,174	12,267,172,286